Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	March 31,	December 31,
	2013	2012
Bank deposits	$4,969,515	$2,981,234
Money market funds	1,396,582	5,366,284
Total	$6,366,097	$8,347,518

At March 31, 2013 and December 31, 2012, the Company had cash of approximately $5,000 and $9,000 respectively, in Venezuela.